Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

7.  Related parties

a)  An analysis of balances due from/to related parties at December 31, 2021 and 2020 is provided below. All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders of the related parties:

		Country
	Type of transaction	of origin	2021		2020		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	95,951	Ps.	72,629	30 days

Due to:
Grupo Aeroportuario del Centro Norte (“OMA”)	Airport Services	Mexico	Ps.	199,393	Ps.	80,681	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		9,373		4,823	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft maintenance and technical support	El Salvador		8,295		39,284	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		—		166	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		42		39	30 days
			Ps.	217,103	Ps.	124,993

b)  During the years ended December 31, 2021, 2020 and 2019, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2021		2020		2019
Revenues:
Transactions with affiliates
Frontier Airlines Inc
Code-share	USA	Ps.	71,210	Ps.	148,964	Ps.	208,968
Expenses:
Transactions with affiliates
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador	Ps.	160,632	Ps.	239,118	Ps.	201,624
Technical support	El Salvador		2,882		3,945		5,815
Grupo Aeroportuario del Centro Norte
Airport services	Mexico		133,296		32,193		—
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		4,798		4,823		—
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		4,311		5,582		1,321
Servprot, S.A. de C.V.Security services	Mexico		3,531		3,464		3,120
Onelink, S.A. de C.V.
Call center fees	Mexico/El Salvador		—		73,167		37,026

Frontier started having transactions with the Company in August 2018. As of December 31, 2021 and 2020, there have been no guarantees provided or received for any related party receivables or payables. For the years ended December 31, 2021 and 2020, no provision for expected credit losses has been recognized, due to the Company considers the credit risk is minimal, and these balances are current accounts.

c)  Servprot

Servprot S.A. de C.V. (“Servprot”) is a related party because Enrique Beltranena, the Company’s President and Chief Executive Officer and director, is shareholder of such company. Servprot provides security services for Mr. Beltranena and his family. As of December 31,2021, and 2020 there are not outstanding balances due to Servprot under this agreement.

During the years ended December 31, 2021, 2020 and 2019 the Company expensed Ps.3,531, Ps.3,464 and Ps.3,120, respectively for this concept.

d)  Aeroman

Aeroman is a related party, because Marco Baldocchi a member of the board of the Company’s board of directors is an alternate director of Aeroman. The Company entered into an aircraft repair and maintenance service agreement with Aeroman on January 1, 2017. This agreement provides that the Company must use Aeroman, exclusively for aircraft repair and maintenance services, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed. This agreement is for a 5-year term. As of December 31, 2021 and 2020, the balances due under the agreement to Aeroman were Ps.8,295 and Ps.39,284, respectively. The Company incurred expenses in aircraft maintenance and technical support under this agreement amounted to Ps.163,514, Ps.243,063 and Ps.207,439 for the years ended December 31, 2021, 2020 and 2019, respectively.

e)  OneLink

Onelink, S.A. de C.V. (“Onelink”) was a related party until December 31, 2017, because Marco Baldocchi, a member of the board, was a director of Onelink. As of October 24, 2019 and until June 30, 2020 Onelink Holdings, S.A. (“Onelink Holdings”) and its subsidiary Onelink were related parties, because Mr. Rodrigo Antonio Escobar Nottebohm, a former alternate board member of Onelink Holdings, became an alternate Director of the Company. Pursuant to this agreement, Onelink received calls from the customers to book flights and provides customers with information about fares, schedules and availability.

As of December 31, 2021 and 2020, the Company did not recognize any outstanding balances, from Onelink as related party transaction. During the year ended December 31, 2021, the Company did not recognize any revenue and expense transactions as a related party. During the years ended December 31, 2020 and 2019, Company recognized an expense under this agreement of Ps.73,167 and Ps.37,026, respectively.

f)  Mijares, Angoitia, Cortés y Fuentes

Mijares, Angoitia, Cortés y Fuentes, S.C. (“MACF”) is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of MACF which provides legal services to us. As of December 31, 2021, the Company did not have outstanding balance due to MACF and December 31, 2020, the balance due for the services received from MACF was Ps. 166. During the years ended December 31, 2021, 2020 and 2019, the Company recognize expense transactions with this related party of Ps.4,311, Ps.5,582 and Ps.1,321, respectively.

g)  Frontier

Frontier is a related party because Mr. William A. Franke and Brian H. Franke are members of the board of the Company and Frontier as well as Indigo Partners, the later has investments in both companies. As of December 31, 2021 and 2020, the accounts receivable from Frontier were Ps.95,951 and Ps.72,629, respectively. Additionally, as of December 31, 2021 and 2020, the account payable was Ps.42 and Ps.39, respectively. During the years ended December 31, 2021, 2020 and 2019 the Company recognized revenue under this agreement of Ps.71,210, Ps.148,964 and Ps.208,968, respectively.

h)  Grupo Aeroportuario del Centro Norte (“OMA”)

On April 22, 2020, Grupo Aeroportuario del Centro Norte (“OMA”) became a related party because Mrs. Guadalupe Phillips Margain is an independent member of the board of directors of the Company and member of the board of directors of OMA. Mr. Ricardo Maldonado Yañez is also an independent member of the board of directors of the Company and OMA. As of December 31, 2021 and 2020, the account payable with OMA was Ps.199,393 and Ps.80,681, respectively. During the years ended December 31, 2021 and 2020, the Company recognized expenses with OMA of Ps.133,296 and Ps.32,193, respectively.

i)  Chevez, Ruiz, Zamarripa y Cia, S.C. (“Chevez”)

Chevez, Ruiz, Zamarripa y Cia, S.C. (“Chevez”) is a related party because Mr. José Luis Fernández Fernández is an independent member of the board of directors, as well as the chairman of the Audit and Corporate Governance Committee of the Company and non-managing partner of Chevez. Chevez provides tax advisory services to us. As of December 31, 2021 and 2020, the account payable with Chevez was Ps.9,373 and Ps.4,823, respectively. During the years ended December 31, 2021 and 2020, the Company recognized expenses with Chevez of Ps.4,798 and Ps.4,823, respectively.

j)  Directors and officers

During the years ended December 31, 2021, 2020 and 2019, the chairman and the independent members of the Company’s board of directors received a net compensation of Ps.12,598, Ps.5,762 and Ps.8,085, respectively, and the rest of the directors received a net compensation of Ps.3,620, Ps.3,692 and Ps.4,367, respectively.

During the years ended December 31, 2021, 2020 and 2019, all the Company’s senior managers received an aggregate compensation of short and long-term benefits of Ps.383,838, Ps.253,681 and Ps.237,846, respectively, these amounts were recognized in salaries and benefits in the consolidated statement of operations.

During the years ended December 31, 2021, 2020 and 2019 the cost of the share-based payments transactions (MIP and LTIP) was Ps.89,464, Ps.75,040 and Ps.49,659, respectively. The (benefit) cost of the cash-settled payments transactions MIP II and SARs were Ps. (62,262), Ps.105,303 and Ps.40,724, respectively (Note 18).

The Company has a short-term benefit plan for certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance targets.  During the year ended December 31, 2021 the Company recorded a provision in the amount of Ps.155,388. During the year ended December 31,2020 the Company did not record a provision. During the year ended December 31, 2019 the Company recorded a provision in the amount of Ps.80,634.

During the years ended December 31, 2021, 2020 and 2019 the Company recorded an expense for an amount of Ps.155,388, Ps.0 and Ps.80,634, respectively, under the caption salaries and benefits.